Accounts Receivable, Net (Tables)	6 Months Ended
Apr. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following：

	April 30, 2025	October 31, 2024
Accounts receivable	$6,132,027	$6,206,171
Less: Expected credit loss	(120,277)	(17,179)
Accounts receivable, net	$6,011,750	$6,188,992

Schedule of Movement in the Expected Credit Loss Accounts

The movement in the expected credit loss accounts are as follows:

	April 30, 2025	October 31, 2024
Beginning balance	$17,179	$143
Additions	119,132	17,064
Reversal	(15,579)	-
Translation adjustments	(455)	(28)
Expected credit loss	$120,277	$17,179